Loans and other financial assets at amortized cost and loans and receivables (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of loans and receivables [Abstract]
Details of loans and other financial assets at amortized cost and loans and receivables

(1)	Details of loans and other financial assets at amortized cost as of June 30, 2018 and loans and receivables as of December 31, 2017 are as follows (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017
Due from banks	17,770,356	8,868,378
Loans	248,794,014	251,523,301
Other financial assets (other receivables)	11,155,633	6,714,525

Total	277,720,003	267,106,204

Details of due from banks

(2)	Details of due from banks are as follows (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017
Due from banks in local currency:
Due from The Bank of Korea (“BOK”)	14,500,746	6,246,496
Due from depository banks	90,003	30,003
Due from non-depository institutions	33	150
Due from the Korea Exchange	—	50,000
Others	68,132	97,365
Loss allowance	(3,475)	(1,541)

Subtotal	14,655,439	6,422,473

Due from banks in foreign currencies:
Due from banks on demand	1,055,513	794,353
Due from banks on time	1,237,312	972,915
Others	824,229	679,554
Loss allowance	(2,137)	(917)

Subtotal	3,114,917	2,445,905

Total	17,770,356	8,868,378

Details of restricted due from banks

(3)	Details of restricted due from banks are as follows (Unit: Korean Won in millions):

	Counterparty	June 30, 2018	Reason of restriction
Due from banks in local currency:
Due from BOK	The BOK	14,500,746	Reserve deposits under the BOK Act
Others	The Korea Exchange and others	64,150	Central counterparty KRW margin and others

Subtotal		14,564,896

Due from banks in foreign currencies:
Due from banks on demand	The BOK and others	1,048,609	Reserve deposits under the BOK Act and others
Others	The People’s Bank of China and others	824,229	Reserve deposits and others
Due from banks on time	National Bank of Cambodia	56	Fast And Secure Transfer (Payment system)

Subtotal		1,872,894

Total		16,437,790

	Counterparty	December 31, 2017	Reason of restriction
Due from banks in local currency:
Due from BOK	The BOK	6,246,496	Reserve deposits under the BOK Act
Others	The Korea Exchange and others	94,394	Central counterparty KRW margin and others

Subtotal		6,340,890

	Counterparty	December 31, 2017	Reason of restriction
Due from banks in foreign currencies:
Due from banks on demand	The BOK and others	787,520	Reserve deposits under the BOK Act and others
Others	The People’s Bank of China and others	367,108	Reserve deposits and others

Subtotal		1,154,628

Total		7,495,518

Changes in loss allowance of due from banks

1)	Loss allowance

	For the six months ended June 30, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance (*1)	(3,092)	—	—	(3,092)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of loss allowance	(2,500)	—	—	(2,500)
Others (*2)	(20)	—	—	(20)

Ending balance	(5,612)	—	—	(5,612)

(*1)	The beginning balance was restated in accordance with IFRS 9.
(*2)	Others consist of foreign currencies translation and etc.

Changes in gross carrying amount of due from banks

2)	Gross carrying amount

	For the six months ended June 30, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	8,870,835	—	—	8,870,835
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net increase	8,855,041	—	—	8,855,041
Others (*)	50,092	—	—	50,092

Ending balance	17,775,968	—	—	17,775,968

(*)	Others consist of foreign currencies translation and etc.

Details of loans

(5)	Details of loans are as follows (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017
Loans in local currency	204,830,133	200,213,230
Loans in foreign currencies	14,731,407	13,147,888
Domestic banker’s letter of credit	3,074,011	2,516,907
Credit card accounts	7,570,281	6,827,295
Bills bought in foreign currencies	6,830,374	8,197,159
Bills bought in local currency	257,405	334,714
Factoring receivables	61,382	137,523

	June 30, 2018	December 31, 2017
Advances for customers on guarantees	14,910	23,620
Private placement bonds	433,591	362,319
Securitized loans	1,228,212	563,152
Call loans	3,135,670	3,003,455
Bonds purchased under resale agreements	6,999,881	16,859,064
Loan origination costs and fees	545,864	510,860
Others	836,266	607,325
Discounted present value	(5,068)	(10,988)
Loss allowance	(1,750,305)	(1,770,222)

Total	248,794,014	251,523,301

Changes in loss allowance of loans

(6)	Changes in the loss allowance on loans for the six months ended June 30, 2018 are as follows (Unit: Korean Won in millions):

	For the six months ended June 30, 2018
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance (*1)	(101,479)	(41,358)	(117,168)	(365,246)	(255,926)	(905,243)
Transfer to 12-month expected credit losses	(9,219)	8,797	421	(20,913)	20,634	280
Transfer to lifetime expected credit losses	6,076	(7,514)	1,438	17,263	(106,963)	89,700
Transfer to credit-impaired financial assets	19,177	23,228	(42,406)	2,976	12,016	(14,991)
Net reversal (provision) of loss allowance	(22,903)	(29,025)	(51,219)	(5,600)	30,121	154,111
Recoveries of loans previously charged off	—	—	(23,392)	—	—	(52,273)
Charge-off	—	—	117,228	—	—	121,847
Disposal	—	—	780	—	67	17,676
Unwinding effect	—	—	3,665	—	—	12,961
Others (*2)	(1,994)	(39)	(1,156)	23,916	(87)	(312)

Ending balance	(110,342)	(45,911)	(111,809)	(347,604)	(300,138)	(576,244)

	For the six months ended June 30, 2018
	Credit card accounts			Sub-total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance (*1)	(57,134)	(71,463)	(102,858)	(523,859)	(368,747)	(1,125,269)
Transfer to 12-month expected credit losses	(12,969)	12,880	89	(43,101)	42,311	790
Transfer to lifetime expected credit losses	6,963	(7,307)	344	30,302	(121,784)	91,482
Transfer to credit-impaired financial assets	698	2,537	(3,235)	22,851	37,781	(60,632)
Net reversal (provision) of loss allowance	(409)	(11,715)	(90,448)	(28,912)	(10,619)	12,444
Recoveries of loans previously charged off	—	—	(28,706)	—	—	(104,371)
Charge-off	—	—	104,478	—	—	343,553
Disposal	—	—	—	—	67	18,456
Unwinding effect	—	—	—	—	—	16,626
Others (*2)	(2)	—	—	21,920	(126)	(1,468)

Ending balance	(62,853)	(75,068)	(120,336)	(520,799)	(421,117)	(808,389)

(*1)	The beginning balance was restated in accordance with IFRS 9.
(*2)	Others consist of debt-equity swap, foreign currencies translation and etc.

Changes in allowance for credit losses of loans and receivables

Changes in the loss allowances on loans and receivables for the six months ended June 30, 2017 are as follows (Unit: Korean Won in millions):

	For six months ended June 30, 2017
	Consumers	Corporates	Credit card	Others	Total
Beginning balance	(163,858)	(1,498,842)	(155,372)	(209,024)	(2,027,096)
Net reversal (provision) of loss allowance	(65,582)	(191,263)	(91,022)	13,891	(333,976)
Recoveries of loans previously charged off	(21,659)	(55,319)	(24,808)	(3)	(101,789)
Charge-off	67,593	220,598	104,195	51,260	443,646
Disposal	830	58,431	—	29,264	88,525
Unwinding effect	4,620	20,047	—	—	24,667
Others (*)	416	179,068	—	(633)	178,851

Ending balance	(177,640)	(1,267,280)	(167,007)	(115,245)	(1,727,172)

(*)	Others consist of debt-equity swap, foreign currencies translation and etc.

Changes in gross carrying amount of loans

(7)	Changes in the gross carrying amount of loans are as follows (Unit: Korean Won in millions):

	For the six months ended June 30, 2018
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	103,502,347	5,487,758	326,739	130,561,786	5,000,966	1,622,410
Transfer to 12-month expected credit losses	1,772,982	(1,768,978)	(4,004)	1,113,857	(1,112,533)	(1,324)
Transfer to lifetime expected credit losses	(2,731,516)	2,746,818	(15,302)	(2,112,755)	2,222,364	(109,609)
Transfer to credit-impaired financial assets	(84,885)	(101,151)	186,036	(155,933)	(118,707)	274,640
Charge-off	—	—	(117,228)	—	—	(121,847)
Disposal	—	(270)	(13,483)	—	(883)	(67,695)
Net increase (decrease)	2,913,765	(742,949)	(22,980)	(4,520,684)	(688,875)	(149,456)

Ending balance	105,372,693	5,621,228	339,778	124,886,271	5,302,332	1,447,119

	For the six months ended June 30, 2018
	Credit card accounts			Sub-total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	5,721,743	935,266	177,983	239,785,876	11,423,990	2,127,132
Transfer to 12-month expected credit losses	243,044	(242,932)	(112)	3,129,883	(3,124,443)	(5,440)
Transfer to lifetime expected credit losses	(299,729)	300,190	(461)	(5,144,000)	5,269,372	(125,372)
Transfer to credit-impaired financial assets	(27,288)	(24,128)	51,416	(268,106)	(243,986)	512,092
Charge-off	—	—	(104,478)	—	—	(343,553)
Disposal	—	—	—	—	(1,153)	(81,178)
Net increase (decrease)	722,640	46,551	75,193	(884,279)	(1,385,273)	(97,243)

Ending balance	6,360,410	1,014,947	199,541	236,619,374	11,938,507	1,986,438

Details of other receivables

(8)	Details of other financial assets (other receivables) are as follows (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017
CMA accounts	200,000	135,000
Receivables	8,721,745	4,459,318
Accrued income	1,055,713	1,026,273
Telex and telephone subscription rights and refundable deposits	980,611	984,620
Other receivables	272,403	166,877
Loss allowance	(74,839)	(57,563)

Total	11,155,633	6,714,525

Changes in loss allowance of other receivables

(9)	Changes in the loss allowances on other financial assets are as follows (Unit: Korean Won in millions):

	For the six months ended June 30, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance (*)	(2,955)	(1,832)	(54,211)	(58,998)
Transfer to 12-month expected credit losses	(161)	146	15	—
Transfer to lifetime expected credit losses	112	(122)	10	—
Transfer to credit-impaired financial assets	23	167	(190)	—
Net provision of loss allowance	(360)	(256)	(30,854)	(31,470)
Recoveries of other financial assets previously charged off	—	—	(2)	(2)
Charge-off	—	—	15,225	15,225
Disposal	—	—	593	593
Others	(208)	—	21	(187)

Ending balance	(3,549)	(1,897)	(69,393)	(74,839)

(*)	The beginning balance was restated in accordance with IFRS 9.

Changes in gross carrying amount of other receivables

(10)	Changes in the gross carrying amount of other financial assets are as follows (Unit: Korean Won in millions):

	For the six months ended June 30, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	6,662,335	29,124	79,912	6,771,371
Transfer to 12-month expected credit losses	8,130	(8,109)	(21)	—
Transfer to lifetime expected credit losses	(10,935)	10,949	(14)	—
Transfer to credit-impaired financial assets	(768)	(1,120)	1,888	—
Charge-off	—	—	(15,225)	(15,225)
Disposal	—	(2)	(735)	(737)
Net increase and others	4,460,291	(1,650)	16,422	4,475,063

Ending balance	11,119,053	29,192	82,227	11,230,472